Oct. 6, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN: Document Control - EDGAR

RE: IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ IDS Life Variable Retirement and Combination Retirement Annuities
      File No. 2-73114/811-3217

Dear Commissioners:

Registrant certifies that the form of supplement to the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely


/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel